Income Taxes - Tax Expense (Benefit) (Details) - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017	Apr. 01, 2016
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal		$ 392		$ (32)	$ (79)
State		16		14	(22)
Foreign		247		36	59
Total Current		655		18	(42)
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal		(899)		(7)	(39)
State		(59)		(1)	48
Foreign		61		(84)	(29)
Total Deferred		(897)		(92)	(20)
Total income tax (benefit) expense	[1]	$ (242)	[2]	$ (74)	$ (62)

[1]	Fiscal 2016 through fiscal 2018 have been adjusted to give effect to the retrospective adoption of ASU 2017-07 during the first quarter of fiscal 2019.
[2]	Fiscal 2018 financial results have been adjusted to present the results of USPS as discontinued operations as a result of the divestiture of USPS during the first quarter of fiscal 2019.